Income Taxes	9 Months Ended
Sep. 30, 2024
Income Taxes
Income Taxes

Note 16 - Income Taxes

The Company accounts for income taxes in accordance with ASC 740. Under the provisions of ASC 740, management is required to evaluate whether a valuation allowance should be established against its deferred tax assets. The Company currently has a full valuation allowance against our deferred tax assets. As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. For the periods from January 1, 2024 to July 30, 2024 (Predecessor) and July 31, 2024 to September 30, 2024 (Successor), there was no material change from fiscal year ended December 31, 2023 (Predecessor) in the amount of the Company’s deferred tax assets that are not considered to be more likely than not to be realized in future years.

For the periods from January 1, 2024 to July 30, 2024 (Predecessor) and July 31, 2024 to September 30, 2024 (Successor), the effective tax rate for the Company’s operations was 0.0%. The effective tax rate differed from the U.S. federal statutory rate primarily due to state income taxes, losses from the German subsidiary that is subject to different effective tax rates, stock-based compensation, fair value adjustments for convertible notes and warrant liabilities, and a change in the valuation allowance that offset the tax benefit on the current period pre-tax loss.

For the nine months ended September 30, 2023 (Predecessor), the effective tax rate for the Company’s operations was 0.0%.The effective tax rate differed from the U.S. federal statutory rate primarily due to state income taxes, losses from the German subsidiary that is subject to different effective tax rates, stock-based compensation and a change in the valuation allowance that offset the tax benefit on the current period pre-tax loss.

The Company is subject to U.S. federal income tax as well as income tax of foreign and state tax jurisdictions. The tax years 2019-2023 remain open to examination by the major taxing jurisdictions to which the Company is subject, except the Internal Revenue Service for which the tax years 2020-2023 remain open.